PAYROLL AND OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2015
PAYROLL AND OTHER ACCRUED LIABILITIES [Abstract]
Schedule of payroll and other accrued liabilities
	2015	2014
Payroll	$216,804	$196,933
Interest	24,349	38,835
Professional fees	175,000	144,623
Rents received in advance	595,578	448,425
Utilities	14,803	20,257
Brokers commissions	591,988	283,123
Construction costs	160,340	207,872
Other	939,465	834,419
Total	2,718,327	2,174,487
Less current portion	2,597,104	2,174,487
Long term portion	$121,223	$—